Condensed Consolidated Balance Sheets (Q3) (Parenthetical) - $ / shares	Sep. 30, 2021	Jan. 12, 2021	Dec. 31, 2020	Dec. 31, 2019
Preferred stock, par value (in USD per share)	$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001
Preferred stock, shares authorized (shares)	10,000,000		10,000,000	10,000,000
Preferred stock, shares issued (shares)	0		0	0
Preferred stock, shares outstanding (shares)	0		0	0
Common stock, par value (USD per share)		$ 0.0001
Common stock, shares outstanding (shares)		145,266,000
Common Class I
Common stock, par value (USD per share)	$ 0.0001		$ 0.0001
Common stock, shares authorized (shares)	538,000,000		538,000,000
Common stock, shares issued (shares)	153,391,000		92,760,000
Common stock, shares outstanding (shares)	153,391,000	138,728,373	92,760,000
Common Class 2
Common stock, par value (USD per share)	$ 0.0001	$ 0.0001	$ 0.0001
Common stock, shares authorized (shares)	27,000,000		27,000,000
Common stock, shares issued (shares)	5,223,000		8,197,000
Common stock, shares outstanding (shares)	5,223,000	6,537,735	8,197,000